Investment Portfolio	as of March 31, 2019 (Unaudited)

DWS RREEF Real Estate Securities Fund

	Shares	Value ($)
Common Stocks 99.3%
Real Estate Investment trusts ("REITs") 99.3%
Apartments 17.3%
American Campus Communities, Inc.	512,350	24,377,613
Apartment Investment & Management Co. "A"	659,229	33,152,626
Equity Residential	888,586	66,928,298
Essential Properties Realty Trust, Inc.	980,439	19,138,169
Essex Property Trust, Inc.	172,387	49,861,216
Mid-America Apartment Communities, Inc.	373,164	40,798,020
		234,255,942
Diversified 11.5%
CoreSite Realty Corp.	211,264	22,609,473
Crown Castle International Corp.	214,941	27,512,448
Equinix, Inc.	140,885	63,843,447
STAG Industrial, Inc.	423,222	12,548,532
Vornado Realty Trust	441,853	29,798,567
		156,312.467
Health Care 11.7%
HCP, Inc.	1,151,588	36,044,704
Medical Properties Trust, Inc.	1,263,066	23,379,351
Omega Healthcare Investors, Inc.	463,365	17,677,375
Physicians Realty Trust	1,308,549	24,613,807
Welltower, Inc.	722,610	56,074,536
		157,789,773
Hotels 6.1%
MGM Growth Properties LLC "A"	986,800	31,824,300
Ryman Hospitality Properties, Inc.	427,986	35,197,568
Sunstone Hotel Investors, Inc.	1,054,487	15,184,613
		82,206,481
Industrial 10.2%
CyrusOne, Inc.	307,083	16,103,433
Liberty Property Trust	590,878	28,610,313
Prologis, Inc.	831,282	59,810,740
Rexford Industrial Realty, Inc.	922,240	33,025,414
		137,549,900
Manufactured Homes 3.3%
Equity LifeStyle Properties, Inc.	396,968	45,373,442
Office 10.1%
Alexandria Real Estate Equities, Inc.	346,595	49,410,583
Douglas Emmett, Inc.	638,148	25,793,942
JBG SMITH Properties	583,341	24,121,151
Kilroy Realty Corp.	263,299	20,000,192
Paramount Group, Inc.	1,224,165	17,370,901
		136,696,769
Regional Malls 6.0%
Simon Property Group, Inc.	398,453	72,602,121
The Macerich Co.	200,896	8,708,842
		81,310,963
Shopping Centers 6.0%
Acadia Realty Trust	58,740	1,601,840
Brixmor Property Group, Inc.	940,479	17,276,599
Kimco Realty Corp.	1,697,806	31,409,411
Regency Centers Corp.	459,803	31,032,104
		81,319,954
Software 0.5%
InterXion Holding NV*	100,422	6,701,160
Specialty Services 6.7%
Agree Realty Corp.	294,020	20,387,347
Realty Income Corp.	386,213	28,409,828
STORE Capital Corp.	1,243,375	41,653,063
		90,450,238
Storage 9.9%
Americold Realty Trust	1,387,659	42,337,476
CubeSmart	1,202,160	38,517,206
Extra Space Storage, Inc.	478,362	48,749,872
Public Storage	21,495	4,681,181
		134,285,735
Total Common Stocks (Cost $1,098,088,805)		1,344,252,824
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 2.47% (a) (Cost $11,197,894)	11,197,894	11,197,894
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,109,286,699)	100.1	1,355,450,718
Other Assets and Liabilities, Net	(0.1)	(1,555,746)
Net Assets	100.0	1,353,894,972

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2019	Value ($) at 3/31/2019
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.36% (a) (b)
—	—	—	—	—	428	—	—	—
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 2.47% (a)
2,436,453	99,493,166	90,731,725	—	—	35,241	—	11,197,894	11,197,894
2,436,453	99,493,166	90,731,725	—	—	35,669	—	11,197,894	11,197,894

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (c)	$1,344,252,824	$—	$—	$1,344,252,824
Short-Term Investments	11,197,894	—	—	11,197,894
Total	$1,355,450,718	$—	$—	$1,355,450,718

(c)	See Investment Portfolio for additional detailed categorizations.